RISK MANAGEMENT - Maximum exposure to credit risk - Financial instruments subject to impairment (Details) - Financial instruments subject to impairment - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
RISK MANAGEMENT
Loss Allowance	$ (13,491,448)	$ (16,481,160)
Total	288,780,687	307,056,686
Stage 1
RISK MANAGEMENT
Loss Allowance	(2,126,247)	(2,331,035)
Total	273,483,253	286,545,634
Stage 2
RISK MANAGEMENT
Loss Allowance	(2,321,812)	(2,752,141)
Total	11,367,693	14,141,467
Stage 3
RISK MANAGEMENT
Loss Allowance	(9,043,389)	(11,397,984)
Total	3,929,741	6,369,585
Loans and advances
RISK MANAGEMENT
Maximum exposure	256,353,981	279,453,908
Loans and advances | Stage 1
RISK MANAGEMENT
Maximum exposure	230,529,201	245,272,297
Loans and advances | Stage 2
RISK MANAGEMENT
Maximum exposure	13,291,069	16,670,291
Loans and advances | Stage 3
RISK MANAGEMENT
Maximum exposure	12,533,711	17,511,320
Commercial
RISK MANAGEMENT
Maximum exposure	139,627,922	153,252,811
Commercial | Stage 1
RISK MANAGEMENT
Maximum exposure	128,900,017	137,761,467
Commercial | Stage 2
RISK MANAGEMENT
Maximum exposure	3,789,022	5,545,788
Commercial | Stage 3
RISK MANAGEMENT
Maximum exposure	6,938,883	9,945,556
Consumer
RISK MANAGEMENT
Maximum exposure	52,753,546	55,815,683
Consumer | Stage 1
RISK MANAGEMENT
Maximum exposure	45,368,880	46,697,013
Consumer | Stage 2
RISK MANAGEMENT
Maximum exposure	4,597,424	5,118,607
Consumer | Stage 3
RISK MANAGEMENT
Maximum exposure	2,787,242	4,000,063
Mortgage
RISK MANAGEMENT
Maximum exposure	34,416,372	41,741,601
Mortgage | Stage 1
RISK MANAGEMENT
Maximum exposure	31,451,240	37,076,580
Mortgage | Stage 2
RISK MANAGEMENT
Maximum exposure	1,551,976	2,701,930
Mortgage | Stage 3
RISK MANAGEMENT
Maximum exposure	1,413,156	1,963,091
Small business loans
RISK MANAGEMENT
Maximum exposure	1,063,012	1,352,209
Small business loans | Stage 1
RISK MANAGEMENT
Maximum exposure	885,674	1,175,803
Small business loans | Stage 2
RISK MANAGEMENT
Maximum exposure	120,330	91,256
Small business loans | Stage 3
RISK MANAGEMENT
Maximum exposure	57,008	85,150
Financial leases
RISK MANAGEMENT
Maximum exposure	28,493,129	27,291,604
Financial leases | Stage 1
RISK MANAGEMENT
Maximum exposure	23,923,390	22,561,434
Financial leases | Stage 2
RISK MANAGEMENT
Maximum exposure	3,232,317	3,212,710
Financial leases | Stage 3
RISK MANAGEMENT
Maximum exposure	1,337,422	1,517,460
Off Balance Sheet Exposures
RISK MANAGEMENT
Maximum exposure	45,918,154	44,083,938
Off Balance Sheet Exposures | Stage 1
RISK MANAGEMENT
Maximum exposure	45,080,299	43,604,372
Off Balance Sheet Exposures | Stage 2
RISK MANAGEMENT
Maximum exposure	398,436	223,317
Off Balance Sheet Exposures | Stage 3
RISK MANAGEMENT
Maximum exposure	439,419	256,249
Financial guarantee contracts
RISK MANAGEMENT
Maximum exposure	6,554,825	10,144,301
Financial guarantee contracts | Stage 1
RISK MANAGEMENT
Maximum exposure	6,385,687	9,926,719
Financial guarantee contracts | Stage 2
RISK MANAGEMENT
Maximum exposure	16,589	17,800
Financial guarantee contracts | Stage 3
RISK MANAGEMENT
Maximum exposure	152,549	199,782
Loan commitments
RISK MANAGEMENT
Maximum exposure	39,363,329	33,939,637
Loan commitments | Stage 1
RISK MANAGEMENT
Maximum exposure	38,694,612	33,677,653
Loan commitments | Stage 2
RISK MANAGEMENT
Maximum exposure	381,847	205,517
Loan commitments | Stage 3
RISK MANAGEMENT
Maximum exposure	$ 286,870	$ 56,467